Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the operations of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

Reverse Stock Split

Reverse Stock Split

On September 2, 2016, the Company effected a 1-for-3 reverse stock split of its outstanding common stock and a proportional adjustment to the then existing conversion ratios for each series of convertible preferred stock. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retrospectively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from these estimates.

On an on-going basis, management evaluates its estimates, primarily those related to: (1) revenue recognition criteria, including the determination of revenue reporting as net versus gross in the Company’s revenue arrangements, (2) allowances for doubtful accounts, (3) the useful lives of property and equipment and capitalized software development costs, (4) income taxes, (5) the valuation of common and preferred stock for periods prior to the completion of the IPO, (6) assumptions used in the Black-Scholes option pricing model to determine the fair value of stock-based compensation and (7) the recognition and disclosure of contingent liabilities. These estimates are based on historical data and experience, as well as, various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Estimates relating to the valuation of common and preferred stock required the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ materially from those estimates under different assumptions or circumstances.

Revenue Recognition

Revenue Recognition

The Company generates revenue from clients who enter into agreements to use the Company’s platform to purchase advertising inventory, data and other add-on features. The Company charges clients a platform fee, which is a percentage of a client’s purchases through the platform. In addition, the Company invoices clients for the cost of advertising inventory purchased, plus data and any add-on features purchased through the platform less any advertising inventory that clients purchase directly from suppliers through the Company’s platform. The Company maintains agreements with each client and supplier in the form of master service agreements, which set out the terms of the relationship and access to the Company’s platform.

The Company recognizes revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fees are fixed or determinable, and (4) collectability is reasonably assured. In applying the foregoing criteria, the Company recognizes revenue upon the completion of a transaction, that is, when a bid is won, subject to satisfying these criteria. Subsequent to a bid being won through the Company’s platform, the associated fees are generally not subject to adjustment or refund. Historically, any refunds and adjustments have not been material. The Company assesses collectability based on a number of factors, including the creditworthiness of a client or advertiser and related payment history. The Company generally bills clients for the gross amount of advertising inventory, data or other add-on features they purchase through the Company’s platform plus the Company’s platform fees, although some of the Company’s clients have payment relationships directly with advertising inventory suppliers in which case the Company only bills the clients for data, other services and the Company’s platform fees.

The Company reports revenue net of amounts it pays suppliers for the cost of advertising inventory, data and add-on features in conformity with Accounting Standards Codification (“ASC”) 605-45, Revenue Recognition-Principal Agent Considerations. The determination of whether the Company is the principal or agent, and hence whether to report revenue on a gross basis for the amount of the advertising inventory, third-party data and other add-on features the clients purchase using the platform plus the Company’s platform fees or on a net basis for the amount of platform fees charged to the client, requires the Company to evaluate a number of indicators, none of which is presumptive or determinative. The Company determined that it is not the primary obligor for the purchase of advertising inventory, third-party data and other add-on features but rather the primary obligor to provide a platform that enables clients to bid on advertising inventory, and use data and other add-on features in designing and executing their campaigns. The Company does not have pricing latitude with respect to the cost of advertising inventory, third-party data and other add-on features purchased by clients through the Company’s platform. The fee the Company charges clients is a percentage of their purchases through the Company’s platform, similar to a commission, and the Company’s fee is not contingent on the results of an advertising campaign. The client has supplier selection for the advertising inventory, third-party data and other add-on features through the platform. The Company has credit risk on the gross spend through the Company’s platform, which includes the amounts due to suppliers for purchases through the Company’s platform plus the Company’s platform fees, as the Company is required to pay suppliers irrespective of whether the Company collects from clients.

Based on these and other factors, the Company has determined it is not the principal in the purchase and sale of advertising inventory, data and other add-on features in all of the Company’s arrangements and therefore reports revenue on a net basis for the fees the Company charges clients.

The Company’s accounts receivable are recorded at the amount of gross billings to clients, net of allowances (“Gross Billings”), for the amounts it is responsible to collect, and accounts payable are recorded at the net amount payable to suppliers. Accordingly, both accounts receivable and accounts payable appear large in relation to revenue reported on a net basis.

Operating Expenses

Operating Expenses

The Company classifies its operating expenses into four categories:

Platform Operations. Platform operations expense consists of expenses related to hosting the Company’s platform and providing support to clients. Platform operations expense includes hosting costs, personnel costs, amortization of capitalized software costs for the development of the Company’s platform and allocated overhead. Personnel costs included in platform operations include salaries, bonuses, stock-based compensation, and employee benefit costs, and are primarily attributable to personnel who provide the Company’s clients with support using the Company’s platform and the Company’s network operations group, who support the Company’s platform. The Company capitalizes certain costs associated with the development of the Company’s platform and amortizes these costs over their estimated useful lives in platform operations expense. The Company allocates overhead such as information technology infrastructure, rent and occupancy charges based on headcount.

Sales and Marketing. Sales and marketing expense consists primarily of personnel costs, including salaries, bonuses, stock-based compensation, employee benefits costs and commission costs for the Company’s sales and marketing personnel. Sales and marketing expense also includes costs for market development programs, advertising, promotional and other marketing activities, and allocated overhead. The Company allocates overhead such as information technology infrastructure, rent and occupancy charges based on headcount. Commissions costs are expensed as incurred.

Technology and Development. The Company’s technology and development expenses consist primarily of personnel costs, including salaries, bonuses, stock-based compensation and employee benefits costs, third party consultant costs associated with the ongoing development and maintenance of the Company’s platform, amortization of capitalized third party software used in the development of the Company’s platform and allocated overhead. The Company allocates overhead such as information technology infrastructure, rent and occupancy charges based on headcount. Technology and development costs are expensed as incurred, except to the extent that such costs are associated with software development that qualify for capitalization, which are then recorded as capitalized software development costs included in other assets, non-current on the Company’s consolidated balance sheet. The Company amortizes capitalized software development costs relating to the Company’s platform to platform operations expense.

General and Administrative. The Company’s general and administrative expenses consist primarily of personnel costs, including salaries, bonuses, stock-based compensation, and employee benefits costs associated with the Company’s executive, finance, legal, human resources, compliance, and other administrative personnel, as well as accounting and legal professional services fees, bad debt expense and allocated overhead. The Company allocates overhead such as information technology infrastructure, rent and occupancy charges based on headcount.

Stock-Based Compensation

Stock-Based Compensation

Compensation expense related to stock options, restricted stock awards and units, which are referred to collectively as restricted stock, and awards granted under the Company’s employee stock purchase plan, or ESPP, is measured and recognized in the consolidated financial statements based on the fair value of the awards granted. The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model. The fair value of restricted stock is calculated using the closing market price of the Company’s common stock on the date of grant. Stock-based compensation expense related to stock options and restricted stock is recognized on a straight-line basis over the requisite service periods of the awards, which is generally four years. Stock-based compensation expense for ESPP awards is recognized on a graded-vesting attribution basis over the requisite service period of each award.

Stock options granted to non-employees are accounted for at fair value determined by using the Black-Scholes option-pricing model. The Company believes that the fair value of the stock options is more reliably measured than the fair value of the services received. The fair value of the non-employee stock options is re-measured each period until a commitment date is reached, which is generally the vesting date.

Determining the fair value of stock options and ESPP awards requires judgment. The Company’s use of the Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock for periods prior to the completion of the Company’s IPO, the expected term of the option, the expected volatility of the Company’s common stock, risk-free interest rates, and the expected dividend yield of the Company’s common stock. The assumptions used in the Company’s option-pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.

These assumptions and estimates are as follows:

Fair Value of Common Stock. For stock options granted subsequent to the Company’s IPO and ESPP awards, the fair value of common stock is based on the closing price of its common stock as reported on the NASDAQ Global Market on the grant date. Prior to the IPO, the board of directors determined the fair value of the common stock at the time of the grant of options by considering a number of objective and subjective factors including the Company’s actual operating and financial performance, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the likelihood of achieving a liquidity event and transactions involving the Company’s preferred or common stock, among other factors. The fair value was determined in accordance with applicable elements of the practice aid issued by the American Institute of Certified Public Accountants, Valuation of Privately Held Company Equity Securities Issued as Compensation.

Risk-Free Interest Rate. The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities approximating the term of the awards.

Expected Term. Given insufficient historical data relating to stock option exercises, to determine the expected term, the Company applies the simplified approach, in which the expected term of an award is presumed to be the mid-point between the vesting date and the expiration date of the award. For ESPP awards, the expected term is the time period from the grant date to the respective purchase dates included within each offering period.

Volatility. Because the Company has a short trading history for its common stock, the Company determines the price volatility based on the historical volatilities of a publicly traded peer group based on daily price observations over a period equivalent to the expected term of the award.

Dividend Yield. The dividend yield assumption is based on the Company’s history and current expectations of dividend payouts. The Company has never declared or paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future, so the Company used an expected dividend yield of zero.

During the year ended December 31, 2016, the Company early adopted Accounting Standards Update, or ASU, No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting and changed its policy from estimating forfeitures to recording forfeitures when they occur. The impact of forfeitures on the Company’s historical consolidated financial statements was not material.

The Company will continue to use judgment in evaluating the assumptions related to the Company’s stock-based compensation. Future expense amounts for any particular period could be affected by changes in the Company’s assumptions or market conditions.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based upon the net tax effects of the differences between the Company’s consolidated financial statements carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

A valuation allowance is used to reduce some or all of the deferred tax assets if, based upon the weight of available evidence, it is more likely than not that those deferred tax assets will not be realized. During 2014, the Company released the valuation allowance of $2.2 million previously established against its U.S. net deferred tax assets. Management’s conclusion to release such valuation allowance was due to, among other reasons, three years of cumulative pre-tax income adjusted for permanent items realized in U.S. jurisdictions, and significant projected U.S. pre-tax income.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized. The Company recognizes interest and penalties accrued related to its uncertain tax positions in its income tax provision in the accompanying consolidated statements of operations.

Net Income (Loss) Per Share Attributable to Common Stockholders

Net Income (Loss) Per Share Attributable to Common Stockholders

Basic net income (loss) per share attributable to common stockholders is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding. The Company applies the two-class method to allocate net income (loss) between common and other participating securities based on their participation rights. Prior to the conversion of preferred stock to common stock concurrent with the IPO and because the holders of the Company’s convertible preferred stock were entitled to participate in dividends, the Company allocated net income to common and preferred stock based on their respective rights to receive dividends, whether or not declared. For 2015, the adjustment to the carrying value of the Series B preferred stock (Note 9) has been recorded as a benefit to net income (loss) attributable to common stockholders. For 2016, the excess of the repurchase price of preferred stock over its carrying value (Note 9) has been recorded as a reduction to net income to determine net loss attributable to common stockholders.

Diluted net income (loss) per share attributable to common stockholders adjusts the basic net income (loss) per share attributable to common stockholders and the weighted-average number of shares of common stock outstanding for the potentially dilutive impact of stock options, restricted stock, ESPP and warrants, using the treasury-stock method, and convertible preferred stock using the as-if-converted method.

Cash	Cash As of December 31, 2015 and 2016, cash consisted of cash held in checking accounts.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount, are unsecured and do not bear interest. The Company performs ongoing credit evaluations of its clients and certain advertisers when the Company’s agreements with its clients contain sequential liability terms that provide that the client payments are not due to the Company until the client has received payment from its customers who are advertisers. The allowance for doubtful accounts is based on the best estimate of the amount of probable credit losses in existing accounts receivable. The allowance for doubtful accounts is determined based on historical collection experience and the review in each period of the status of the then-outstanding accounts receivable, while taking into consideration current client information, subsequent collection history and other relevant data. The Company reviews the allowance for doubtful accounts on a quarterly basis. Account balances are charged off against the allowance when the Company believes it is probable the receivable will not be recovered.

The following table presents changes in the allowance for doubtful accounts (in thousands):

	Year Ended December 31,
	2014	2015	2016
Beginning balance	$524	$172	$686
Add: bad debt expense	144	542	1,890
Less: write-offs, net of recoveries	(496)	(28)	(2)

Ending balance	$172	$686	$2,574

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at historical cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method based upon the following estimated useful lives:

Years
Computer equipment	2
Purchased software	5
Furniture, fixtures and office equipment	5
Leasehold improvements	*

*	Leasehold improvements are amortized on a straight-line basis over the term of the lease, or the useful life of the assets, whichever is shorter.

Repair and maintenance costs are charged to expense as incurred, while renewals and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Company’s operating results.

Capitalized Software Development Costs

Capitalized Software Development Costs

The Company capitalizes certain costs associated with creating and enhancing internally developed software related to the Company’s technology infrastructure. These costs include personnel and related employee benefits expenses for employees who are directly associated with and who devote time to software development projects, and external direct costs of materials and services consumed in developing or obtaining the software. Software development costs that do not qualify for capitalization, as further discussed below, are expensed as incurred and recorded in technology and development expenses in the consolidated statements of operations.

Software development activities typically consist of three stages: (1) the planning phase; (2) the application and infrastructure development stage; and (3) the post implementation stage. Costs incurred in the planning and post implementation phases, including costs associated with the post-configuration training and repairs and maintenance of the developed technologies, are expensed as incurred. The Company capitalizes costs associated with software developed when the preliminary project stage is completed, management implicitly or explicitly authorizes and commits to funding the project and it is probable that the project will be completed and perform as intended. Costs incurred in the application and infrastructure development phases, including significant enhancements and upgrades, are capitalized. Capitalization ends once a project is substantially complete and the software is ready for its intended purpose. Software development costs are amortized using a straight-line method over the estimated useful life of two years, commencing when the software is ready for its intended use. The straight-line recognition method approximates the manner in which the expected benefit will be derived.

The Company does not transfer ownership of its internally developed software, or lease its software, to third parties.

Operating Leases

Operating Leases

The Company records rent expense for operating leases, some of which have escalating rent payments, on a straight-line basis over the lease term. The Company begins recognition of rent expense on the date of initial possession, which is generally when the Company enters the leased premises and begins to make improvements in preparation for its intended use. Some of the Company’s lease arrangements provide for concessions by the landlords, including payments for leasehold improvements and rent-free periods. The Company accounts for the difference between the straight-line rent expense and rent paid as a deferred rent liability.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs related to the term loans have been recorded as a reduction of the carrying amount of the debt and are amortized to interest expense using the effective interest method. Debt financing costs associated with credit facilities have been deferred and recorded in other assets and are amortized to interest expense on a straight-line basis over the term of the credit facilities.

Preferred Stock Warrant Liabilities

Preferred Stock Warrant Liabilities

Prior to the completion of the Company’s IPO, warrants to purchase preferred stock of the Company were accounted for as liabilities at fair value because the underlying shares of convertible preferred stock were contingently redeemable, including in the case of a deemed liquidation, which could have obligated the Company to transfer assets to the preferred stockholders. The preferred stock warrants were recorded at fair value at each balance sheet date and changes in the fair value of the preferred stock warrants during each reporting period were recorded in the Company’s consolidated statements of operations until the earlier of the exercise or expiration of the warrants or the warrants’ conversion to warrants to purchase common stock, at which time any remaining liability was reclassified to additional paid-in capital. Immediately prior to the completion of the Company’s IPO, all of the Company’s then-outstanding convertible preferred stock warrants were remeasured to fair value and automatically converted and reclassified into Class B common stock warrants and all remaining warrants were net exercised.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, which are the following:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3—Unobservable inputs.

Observable inputs are based on market data obtained from independent sources.

The carrying amounts of accounts receivable, accounts payable, accrued expenses and other current liabilities approximate fair value due to the short-term nature of these instruments. The carrying value of the line of credit and term loans approximates fair value based on borrowing rates currently available to the Company for financing with similar terms and were determined to be Level 2.

The Company’s convertible preferred stock warrants were measured using unobservable inputs that required a high level of judgment to determine fair value, and were thus classified as Level 3.

Certain long lived assets including capitalized software development costs are also subject to measurement at fair value on a non-recurring basis if they are deemed to be impaired as a result of an impairment review. To date, no impairments have been recorded on those assets.

Concentration of Risk

Concentration of Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and accounts receivable. The Company maintains its cash with financial institutions and its cash levels exceed the Federal Deposit Insurance Corporation (FDIC) federally insured limits.

For 2014, one client accounted for 11% of Gross Billings. For 2015, two clients each accounted for 12% of Gross Billings. For 2016, three clients accounted for 15%, 13% and 11%, respectively, of Gross Billings.

As of December 31, 2015, three clients accounted for 18%, 13% and 10%, respectively, of consolidated accounts receivable. As of December 31, 2016, three clients accounted for 27%, 13% and 12%, respectively, of consolidated accounts receivable.

As of December 31, 2015, one supplier accounted for 11% of consolidated accounts payable. As of December 31, 2016, one supplier accounted for 10% of consolidated accounts payable.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

The Company has entities operating in various countries. Each of these entities’ functional currency is the U.S. Dollar. Transactions in foreign currencies are translated into U.S. Dollars at the rates of exchange in effect at the date of the transaction. Net transaction losses were approximately $0.3 million, $1.0 million, and $1.2 million for the years ended December 31, 2014, 2015 and 2016, respectively, and are included in foreign currency exchange loss, net in the accompanying consolidated statements of operations.

Commencing in 2015 the Company entered into forward contracts to hedge foreign currency exposures related primarily to the Company’s foreign currency denominated accounts receivable. The Company does not designate the foreign exchange forward contracts as hedges for accounting purposes and changes in the fair value of the foreign exchange forward contracts are recorded in foreign exchange loss, net in the accompanying consolidated statements of operations. As of December 31, 2015 and 2016, the Company had open forward contracts with aggregate notional amounts of $5.9 million and $27.1 million, respectively. The fair value of the open forward contracts was not material. The Company’s forward contracts generally have terms of 30-210 days.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Under the Jumpstart Our Business Startups Act (“JOBS Act”), the Company meets the definition of an emerging growth company. The Company has irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update, or ASU, No. 2014-09, Revenue from Contracts with Customers (Topic 606), which amends the existing accounting standards for revenue recognition. Under ASU 2014-09, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. Additionally, the guidance requires improved disclosures to help users of financial statements better understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued ASU No. 2015-14, which defers the effective date of ASU 2014-09 by one year. During 2016, the FASB has continued to issue additional amendments to the new revenue guidance. The new guidance is effective for annual reporting periods (including interim periods within those periods) beginning after December 15, 2017. Early adoption is permitted for annual reporting periods (including interim periods within those periods) beginning after December 15, 2016. The guidance permits the use of either the retrospective or cumulative effect transition method. The Company has not yet selected a transition method or determined the effect of this guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. The guidance offers specific accounting guidance for a lessee, lessor, and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the income statement. The guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, and requires a modified retrospective adoption, with early adoption permitted. Although the Company is currently evaluating the impact of this guidance on its consolidated financial statements, the Company expects that most of its operating lease commitments will be recognized as operating lease liabilities and right-of-use assets upon adoption of the new guidance.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which includes multiple provisions intended to simplify various aspects of the accounting for share-based payments, including forfeitures, accounting for income taxes, classification of excess tax benefits on the statement of cash flows, statutory tax withholding requirements and other stock-based compensation classification matters. ASU 2016-09 is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period with the impact of the adoption recorded as a cumulative-effect adjustment as of the beginning of the year in which the guidance is adopted. Changes in the classification of excess tax benefits on the statement of cash flows as a result of the adoption of this guidance may be recorded on a retrospective or prospective basis. The Company elected to early adopt this guidance during the three months ended June 30, 2016 and changed its accounting policy to record forfeitures of stock-based awards when they occur. The Company’s adoption of this guidance did not have a material impact on its consolidated financial statements. The Company had no excess tax benefits as of December 31, 2015 and elected to record any future excess tax benefits in the statement of cash flows as an operating activity on a prospective basis. The cumulative-effect adjustment as a result of the adoption of this guidance for the change in accounting policy for forfeitures was approximately $5,000 and was recorded in the statement of operations during the year ended December 31, 2016, rather than an adjustment to the retained earnings (accumulated deficit) as the amount was not material. The change in accounting policy to record forfeitures when they occur and the requirement to record excess tax benefits when they occur in the statement of operations will result in increased volatility in earnings in the future.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to provide more decision-useful information about expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU 2016-13 revises the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in more timely recognition of losses on financial instruments, including, but not limited to, available for sale debt securities and accounts receivable. The Company is required to adopt this standard starting in the first quarter of fiscal year 2021. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments, which addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. If adopted in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes such interim period. The adoption of ASU 2016-15 should be applied using a retrospective transition method to each period presented, unless impracticable to do so. The Company does not expect the adoption of ASU 2016-15 will have a material impact on its consolidated statement of cash flows.